Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net income	$ 81.2	$ 1,732.6
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of The Fidelis Partnership	0.0	(1,707.1)
Share compensation expense	3.1	21.0
Accretion, amortization and depreciation	(1.6)	(0.2)
Net realized and unrealized (gain)/loss on investments	9.0	(2.8)
Net changes in assets and liabilities:
Accrued investment income	4.4	(2.4)
Premiums and other receivables	(645.8)	(507.1)
Amounts due from The Fidelis Partnership	(49.8)	(183.4)
Deferred reinsurance premiums	(407.8)	(368.0)
Reinsurance balances recoverable on paid losses	(12.9)	63.6
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(36.3)	(54.3)
Deferred policy acquisition costs	(173.3)	(217.8)
Other assets	(12.0)	(73.3)
Reserves for losses and loss adjustment expenses	111.7	162.5
Unearned premiums	696.7	641.7
Reinsurance balances payable	357.0	159.6
Amounts due to The Fidelis Partnership	1.3	216.9
Other liabilities	39.8	6.8
Net cash used in operating activities	(35.3)	(111.7)
Investing activities
Purchase of available-for-sale securities	(428.7)	(798.3)
Proceeds from maturities of available-for-sale securities	211.2	334.8
Proceeds from sales of available-for-sale securities	201.2	0.0
Proceeds from sale of other investments	0.0	75.2
Purchase of fixed assets	(0.3)	(0.9)
Net cash used in investing activities	(16.6)	(389.2)
Financing activities
Dividends on common shares	(11.8)	0.0
Repurchase of common shares	(5.0)	0.0
Non-controlling interest share transactions	0.0	(6.1)
Net cash used in disposal of subsidiary	0.0	(105.5)
Cumulative dividends on warrants	0.0	(34.1)
Tax paid on withholding shares	0.0	(50.6)
Net cash used in financing activities	(16.8)	(196.3)
Effect of exchange rate changes on foreign currency cash	(3.2)	0.7
Net decrease in cash, restricted cash, and cash equivalents	(71.9)	(696.5)
Cash, restricted cash, and cash equivalents, beginning of period	964.1	1,407.9
Cash, restricted cash, and cash equivalents, end of period	892.2	711.4
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	671.7	430.7
Restricted cash and cash equivalents	220.5	280.7
Total cash, cash equivalents and restricted cash	$ 892.2	$ 711.4